Schedule of property and equipment estimated useful life (Details)	Jun. 30, 2026
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Machineries [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Office Equipment & Computers [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of the assets	1 year
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of the assets	5 years